Note 15 - Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
15	Property, plant and equipment

Cost	Land and buildings	Mine development, infrastructure and other	Exploration and Evaluation assets	Plant and equipment	Fixtures and fittings	Motor vehicles	Total
Balance at January 1, 2016	7,989	31,158	6,224	20,626	1,277	2,069	69,343
Additions **	-	*17,545	739	572	73	230	19,159
Disposals and scrappings	-	-	-	-	(502)	(55)	(557)
Reallocations between asset classes	361	(3,699)	-	3,338	-	-	-
Foreign exchange movement	17	74	4	-	28	11	134
Balance at December 31, 2016	8,367	45,078	6,967	24,536	876	2,255	88,079
Balance at January 1, 2017	8,367	45,078	6,967	24,536	876	2,255	88,079
Additions **	-	*17,464	-	3,377	36	72	20,949
Impairments	-	-	-	(12)	-	-	(12)
Disposals and scrappings	-	-	-	-	-	(2)	(2)
Reallocations between asset classes	1,051	(1,051)	-	(20)	20	-	-
Foreign exchange movement	16	7	-	-	11	4	38
Balance at December 31, 2017	9,434	61,498	6,967	27,881	943	2,329	109,052

There are commitments to purchase plant and equipment totalling
$2,125
(
2016:
$2,122
) at year end.

* Included in additions to mine development, infrastructure and other assets is an amount of
$218
(
2016:
$557
) relating to rehabilitation asset capitalised refer note
22.
** Included in additions is an amount of
$19,556
(
2016:
$17,731
) relating to capital work in progress (“CWIP”) and contains
$155
(
2016:$103
) of borrowing costs capitalized from the term loan. As at year end
$48,943
of CWIP was included in the closing balance (
2016:
$34,086
).

	Land and buildings	Mine development, infrastructure and other	Exploration and Evaluation assets	Plant and equipment	Fixtures and fittings	Motor vehicles	Total
Accumulated depreciation and Impairment losses
Balance at January 1, 2016	2,321	3,781	-	11,524	996	1,503	20,125
Disposals and scrappings	-	-	-	-	(502)	(8)	(510)
Impairments	-	-	-	-	20	-	20
Depreciation for the year	629	699	-	1,705	106	352	3,491
Foreign exchange movement	-	61	-	-	22	(3)	80
Balance at December 31, 2016	2,950	4,541	-	13,229	642	1,844	23,206
Balance at January 1, 2017	2,950	4,541	-	13,229	642	1,844	23,206
Depreciation for the year	686	631	-	2,153	115	178	3,763
Foreign exchange movement	-	-	-	-	4	1	5
Balance at December 31, 2017	3,636	5,172	-	15,382	761	2,023	26,974

Carrying amounts
At December 31, 2016	5,417	40,537	6,967	11,307	234	411	64,873
At December 31, 2017	5,798	56,326	6,967	12,499	182	306	82,078

Economic recovery

Items of Property, plant and equipment depreciated over the LoMP are depreciated inclusive of inferred resources included in the LoMP. These inferred resources are included in the calculation when the economic recovery thereof is demonstrated by the achieved recovered grade relative to the mine’s pay limit for the period
2006
to
2016.
The pay limit has ranged from
2.3
g/t in
2008
to
1.9
g/t in
2017
while the recovered grade has ranged from
4.0
g/t to
3.42
g/t over the period. All-in-sustaining-cost
*
has remained consistently below the gold price received over this period resulting in economic recovery of the inferred resources.

* All-in sustaining cost (“AISC”) per ounce
, is calculated as the on-mine cost per ounce to produce gold (which includes production costs before intercompany eliminations and exploration costs)
plus
royalty paid, additional costs incurred outside the mine (i.e. at offices in Harare, Johannesburg, London and Jersey), costs associated with maintaining the operating infrastructure and resource base that are required to maintain production at the current levels (sustaining capital investment), the share-based expense arising from the LTIP less silver by-product revenue and the export incentive credit